SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS OF EACH OF THE LISTED FUNDS

Xtrackers Artificial Intelligence and Big Data ETF (XAIX)
Xtrackers Cybersecurity Select Equity ETF (PSWD)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)
Xtrackers Europe Defense Technologies ETF (XDEF)
Xtrackers Europe Market Leaders ETF (XEML)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers International Real Estate ETF (HAUZ)
Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)
Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)
Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)
Xtrackers MSCI EAFE Selection Equity ETF (EASG)
Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)
Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)
Xtrackers MSCI Europe Hedged Equity ETF (DBEU)
Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)
Xtrackers MSCI Japan Hedged Equity ETF (DBJP)
Xtrackers MSCI Kokusai Equity ETF (KOKU)
Xtrackers MSCI USA Climate Action Equity ETF (USCA)
Xtrackers MSCI USA Selection Equity ETF (USSG)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)
Xtrackers Nifty 500 India ETF (IND)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)
Xtrackers Russell US Multifactor ETF (DEUS)
Xtrackers S&P 100 Ex Top 20 ETF (XOEX)
Xtrackers S&P 500 Diversified Sector Weight ETF (SPXD)
Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)
Xtrackers S&P 500 Scored & Screened ETF (SNPE)
Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)
Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)
Xtrackers Semiconductor Select Equity ETF (CHPS)
Xtrackers US Green Infrastructure Select Equity ETF (UPGR)
Xtrackers US National Critical Technologies ETF (CRTC)

The following information supplements existing disclosure under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of each fund’s summary prospectus and the summary section of each fund’s prospectus, and under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus:
The following individuals are portfolio managers for each fund: Patrick Dwyer (on temporary personal leave), Shlomo Bassous, Ashif Shaikh and Daniel Park. All other information regarding each fund’s portfolio managers remains the same.
Please Retain This Supplement for Future Reference
February 23, 2026
PROSTKR26-09